Note 15 - Segment Data (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	For the Year Ended December 31, 2013
	Unallocated Corporate	Water Management	BioMass	TOTAL
Total Revenues	$—	$25,737,457	$—	$25,737,457
Cost of services provided	—	18,725,258	—	18,725,258
Depreciation expense	—	2,884,286	—	2,884,286
Selling, general and administrative, including stock compensation	—	8,878,407	8,571	8,886,978

Operating loss	—	(4,750,494)	(8,571)	(4,759,065)
Other income and (expense)	—	1,385,583	903,379	2,288,962

Income tax expense	—	7,000	—	7,000

Income (loss) from continuing operations	$—	$(3,371,911)	$894,808	$(2,477,103)

Total Assets	$—	$46,050,800	$1,975,000	$48,025,800

Additions to long-lived assets	$—	$10,956,214	$—	$10,956,214
	For the Year Ended December 31, 2012
	Unallocated Corporate	Water Management	BioMass	TOTAL
Total Revenues	$—	$16,937,972	$—	$16,937,972
Cost of services provided	—	9,421,990	—	9,421,990
Depreciation expense	151,689	1,590,048	—	1,741,737
Impairment of biomass project	—	—	15,873,013	15,873,013
Selling, general and administrative, including stock compensation	8,176,815	1,772,302	51,529	10,000,646

Operating income (loss)	(8,328,504)	4,153,632	(15,924,542)	(20,099,414)
Other income and (expense)	(90,253)	(233,323)	—	(323,576)

Income tax expense	—	5,000	—	5,000

Income (loss) from continuing operations	$(8,418,757)	$3,915,309	$(15,924,542)	$(20,427,990)

Total Assets	$5,657,921	$45,197,305	$2,000,000	$52,855,226

Additions to long-lived assets	$82,412	$12,126,892	$—	$12,209,304